Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Trading Symbol	APC
Entity Registrant Name	ANADARKO PETROLEUM CORP
Entity Central Index Key	0000773910
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Emerging Growth Company	false